Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0002131040
Registrant Name	Robinhood Ventures Fund II
Registration File Number	333-297168
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES